Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Inventories
Schedule of inventories
	March 31, 2025	December 31, 2024
Finished product available-for-sale	$2,943	$2,453
Finished retail pharmacy product available for sale	562	396
Unfinished product and packaging materials	406	433
	$3,911	$3,282